Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000102816
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Eaton Vance Focused Growth Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Focused Growth Opportunities Fund’s primary benchmark is now the S&P 500® Index.
Eaton Vance Focused Value Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Focused Value Opportunities Fund’s primary benchmark is now the Russell 3000® Index.